Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	¥ 1,046,466	¥ 826,361
Marketable securities	832,566	697,597
Notes and accounts receivable, trade	946,553	844,117
Allowance for doubtful accounts and sales returns	(75,513)	(67,625)
Inventories	733,943	710,054
Other receivables	177,685	148,142
Deferred income taxes	53,068	44,615
Prepaid expenses and other current assets	490,118	443,272
Total current assets	4,204,886	3,646,533
Film costs	275,799	270,089
Investments and advances:
Affiliated companies	181,263	198,621
Securities investments and other	7,737,748	7,118,504
Long-term Investments, Total	7,919,011	7,317,125
Property, plant and equipment:
Land	125,890	131,484
Buildings	674,841	778,514
Machinery and equipment	1,705,774	1,934,520
Construction in progress	39,771	47,839
Property, Plant and Equipment, Gross, Total	2,546,276	2,892,357
Less - Accumulated depreciation	1,796,266	2,030,807
Property, plant and equipment, net	750,010	861,550
Other assets:
Intangibles, net	675,663	694,621
Goodwill	691,803	643,243
Deferred insurance acquisition costs	497,772	465,499
Deferred income taxes	105,442	107,688
Other	213,334	204,685
Other noncurrent asset	2,184,014	2,115,736
Total assets	15,333,720	14,211,033
Current liabilities:
Short-term borrowings	111,836	87,894
Current portion of long-term debt	265,918	156,288
Notes and accounts payable, trade	712,829	572,102
Accounts payable, other and accrued expenses	1,175,413	1,097,253
Accrued income and other taxes	81,842	75,080
Deposits from customers in the banking business	1,890,023	1,857,448
Other	545,753	469,024
Total current liabilities	4,783,614	4,315,089
Long-term debt	916,648	938,428
Accrued pension and severance costs	284,963	311,469
Deferred income taxes	410,896	369,919
Future insurance policy benefits and other	3,824,572	3,535,532
Policyholders' account in the life insurance business	2,023,472	1,715,610
Other	302,299	349,985
Total liabilities	12,546,464	11,536,032
Redeemable noncontrolling interest	4,115	2,997
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2013 - Shares authorized: 3,600,000,000, shares issued: 1,011,950,206 2014 - Shares authorized: 3,600,000,000, shares issued: 1,044,707,767	646,654	630,923
Additional paid-in capital	1,127,090	1,110,531
Retained earnings	940,262	1,094,775
Accumulated other comprehensive income -
Unrealized gains on securities, net	127,509	109,079
Unrealized losses on derivative instruments, net		(742)
Pension liability adjustment	(180,039)	(191,816)
Foreign currency translation adjustments	(399,055)	(556,016)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(451,585)	(639,495)
Treasury stock, at cost Common stock 2013 - 1,048,870 shares 2014 - 1,026,618 shares	(4,284)	(4,472)
Stockholders' Equity Attributable to Parent, Total	2,258,137	2,192,262
Noncontrolling interests	525,004	479,742
Total equity	2,783,141	2,672,004
Total liabilities and equity	¥ 15,333,720	¥ 14,211,033